CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2023

Shares		Market value
	Real Estate Securities*- 144.7%

	Common Stock - 136.1%

	Australia - 3.0%

830,420	Charter Hall Group	$6,117,930
1,525,133	Dexus	7,671,171
665,063	Goodman Group	8,369,578

		22,158,679

	Belgium - 2.7%

141,614	Aedifica SA	11,400,755
93,958	Cofinimmo SA	8,324,669

		19,725,424

	Canada - 5.3%

176,498	Canadian Apartment Properties REIT	6,183,005
728,500	Chartwell Retirement Residences	4,602,413
939,900	H&R Real Estate Investment Trust	8,750,685
850,000	RioCan Real Estate Investment Trust	12,806,370
919,396	Tricon Residential, Inc.	7,125,319

		39,467,792

	France - 3.5%

674,037	Klepierre SA	15,268,594
196,040	Unibail-Rodamco-Westfield (a)	10,518,383

		25,786,977

	Germany - 0.8%

105,598	LEG Immobilien SE	5,791,409

	Hong Kong - 6.6%

4,302,170	Link REIT	27,676,557
3,630,000	New World Development Co. Ltd.	9,734,011
4,382,000	Swire Properties Ltd.	11,276,046

		48,686,614

	Japan - 14.4%

3,139	Activia Properties, Inc.	8,915,335
7,321	AEON REIT Investment Corp.	7,970,643

24,096	Japan Metropolitan Fund Investment Corp.	17,507,575

3,440	Kenedix Office Investment Corp.	7,922,158
10,619	LaSalle Logiport REIT	12,263,433
1,424,600	Mitsui Fudosan Co., Ltd.	26,588,823
10,122	Orix JREIT, Inc.	12,777,038
2,685,592	Tokyu Fudosan Holdings Corp.	12,813,517

		106,758,522

	Singapore - 5.9%

3,822,800	CapitaLand Ascendas REIT	8,223,239

11,760,444	CapitaLand China Trust	9,906,884
9,348,612	CapitaLand Integrated Commercial Trust	13,922,193
5,878,600	Frasers Logistics & Commercial Trust	5,792,160
8,338,000	Keppel REIT	5,550,096

		43,394,572

	Spain - 1.3%
1,142,990	Merlin Properties Socimi SA	10,008,908

	Sweden - 0.9%
594,254	Castellum AB	6,899,835

Shares		Market value

	Switzerland - 0.7%

48,138	PSP Swiss Property AG	$5,480,107

	United Kingdom - 3.6%

1,200,719	British Land Co. PLC (The)	5,757,370
1,313,897	Land Securities Group PLC	10,091,779
299,624	Safestore Holdings PLC	3,519,453
2,668,000	Supermarket Income REIT PLC	2,856,793
2,696,061	Tritax Big Box REIT PLC	4,663,612

		26,889,007

	United States - 87.4%

160,730	Alexandria Real Estate Equities, Inc.	20,186,081
372,093	Apartment Income REIT Corp.	13,324,650
138,979	AvalonBay Communities, Inc.	23,356,811
791,471	Brixmor Property Group, Inc.	17,032,456
652,710	Broadstone NET Lease, Inc.	11,102,597
74,659	Camden Property Trust	7,827,250
213,685	Crown Castle, Inc.	28,599,600
682,688	CubeSmart	31,553,839
126,080	Equinix, Inc.	90,908,723
76,610	Essex Property Trust, Inc.	16,022,215
666,620	Healthcare Realty Trust, Inc., Class A	12,885,765
543,717	Healthpeak Properties, Inc.	11,945,462
454,631	Hudson Pacific Properties, Inc.	3,023,296
418,300	Independence Realty Trust, Inc.	6,705,349
1,039,635	Invitation Homes, Inc.	32,467,801
54,431	Life Storage, Inc.	7,135,360
316,068	National Storage Affiliates Trust	13,205,321
714,776	Park Hotels & Resorts, Inc.	8,834,631
515,041	Pebblebrook Hotel Trust	7,231,176
696,892	Piedmont Office Realty Trust, Inc., Class A	5,087,312
672,408	Prologis, Inc.	83,896,346
57,330	Public Storage	17,321,686
581,300	Retail Opportunity Investments Corp.	8,114,948
505,000	Rexford Industrial Realty, Inc.	30,123,250
410,446	Simon Property Group, Inc.	45,957,639
585,007	Spirit Realty Capital, Inc.	23,306,679
229,908	Sun Communities, Inc.	32,389,439
1,408,200	Sunstone Hotel Investors, Inc.	13,913,016
330,904	Welltower, Inc.	23,722,508

		647,181,206

	Total Common Stock
	(cost $1,235,765,033)	1,008,229,052

See previously submitted notes to financial statements for the annual period ended December 31, 2022.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2023

Shares		Market value

	Preferred Stock - 8.6%

	United States - 8.6%
245,403	Digital Realty Trust, Inc., Series J, 5.250%	$5,273,710
301,100	Digital Realty Trust, Inc., Series L, 5.200%	6,473,650
282,200	Federal Realty Investment Trust, Series C, 5.000%	6,002,394
405,900	National Storage Affiliates Trust, Series A, 6.000%	9,339,759
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	7,220,180
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	10,188,660
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	4,880,768
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,265,012
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	5,437,238
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,363,600

	Total Preferred Stock
	(cost $75,326,029)	63,444,971

	Total Investments - 144.7%
	(cost $1,311,091,062)	1,071,674,023

	Liabilities in Excess of Other Assets - (44.7)%	(330,880,990)

	Net Assets - 100.0%	$740,793,033

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the annual period ended December 31, 2022.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2023

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2023.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$22,158,679	$–	$–	$22,158,679
Belgium	19,725,424	–	–	19,725,424
Canada	39,467,792	–	–	39,467,792
France	25,786,977	–	–	25,786,977
Germany	5,791,409	–	–	5,791,409
Hong Kong	48,686,614	–	–	48,686,614
Japan	106,758,522	–	–	106,758,522
Singapore	43,394,572	–	–	43,394,572
Spain	10,008,908	–	–	10,008,908
Sweden	6,899,835	–	–	6,899,835
Switzerland	5,480,107	–	–	5,480,107
United Kingdom	26,889,007	–	–	26,889,007
United States	647,181,206	–	–	647,181,206

Total Common Stock	1,008,229,052	–	–	1,008,229,052

Preferred Stock
United States	63,444,971	–	–	63,444,971

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,071,674,023	$–	$–	$1,071,674,023

See previously submitted notes to financial statements for the annual period ended December 31, 2022.